Consolidated Statements of Stockholders' Equity (USD $)	Total	Conversion of principal amount	Conversion of accrued interest	Common Stock 0.001 Par Value	Common Stock 0.001 Par Value Conversion of principal amount	Common Stock 0.001 Par Value Conversion of accrued interest	Additional Paid-in Capital	Additional Paid-in Capital Conversion of principal amount	Additional Paid-in Capital Conversion of accrued interest	Common Stock Subscription	Shareholder Receivable	Accumulated Deficit	Noncontrolling Interest
Balance, beginning balance at Dec. 31, 2011	$ 5,223,164			$ 13,498			$ 15,527,271			$ 0	$ (345,000)	$ (10,122,766)	$ 150,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of subsidiary common stock	500,000						289,606						210,394
Purchase of subsidiary common stock	0			0			(174,958)						174,958
Settlement of shareholder receivable (Note 10)	105,000			(100)			(239,900)				345,000
Conversion of related party convertible notes to common stock			680,000			213			679,787
Conversion of related party convertible notes to common stock	100,000			83			99,917
Conversion of accrued interest on related party convertible notes to common stock	6,100			2			6,098
Purchase of restricted stock	(337)			(84)			(253)
Stock based compensation expense (forfeiture)	195,545						173,253						22,292
Net loss	(2,026,437)											(1,636,957)	(389,480)
Balance, ending balance at Dec. 31, 2012	4,783,035			13,612			16,360,821			0	0	(11,759,723)	168,325
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock	5,966,805			1,477			5,965,328
Settlement of shareholder receivable (Note 10)	3,000			25			2,975
Conversion of related party convertible notes to common stock		90,967	11,280		76	3		90,891	11,277
Forfeiture and repurchase of restricted stock grant	(350)			(38)			(112)						(200)
Stock based compensation expense (forfeiture)	18,367						32,816						(14,449)
Net loss	(3,807,211)											(3,449,489)	(357,722)
Balance, ending balance at Dec. 31, 2013	7,065,893			15,155			22,463,996			0	0	(15,209,212)	(204,046)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of subsidiary common stock	6,300			2			6,298
Settlement of shareholder receivable (Note 10)	6,000			5			5,995
Stock based compensation expense (forfeiture)	32,491			0			31,724					0	767
Net loss	(1,079,205)			0			0					(1,020,045)	(59,160)
Balance, ending balance at Mar. 31, 2014	$ 6,031,479			$ 15,162			$ 22,508,013					$ (16,229,257)	$ (262,439)